Finance Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Lease Liabilities Abstract
Interest expense	$ 51,070	$ 84,794	$ 98,405